Submission	Aug. 30, 2024
Submission [Line Items]
Central Index Key	0001773751
Registrant Name	Hims & Hers Health, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES